SCHEDULE OF UNRECOGNIZED TAX BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance at beginning of period	$ 68,512	$ 61,115	$ 51,002
Additions from tax positions related to the current period	5,913	7,957	16,953
Additions from tax positions related to prior periods	4,232	629
Reductions from tax positions related to earlier periods	(12,989)	(863)	(5,485)
Settlement of tax positions	(650)	(326)	(1,355)
Balance at end of period	$ 65,018	$ 68,512	$ 61,115